Average Annual Total Returns (Vanguard Extended Market Index Fund Institutional)	Vanguard Extended Market Index Fund Vanguard Extended Market Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Vanguard Extended Market Index Fund Vanguard Extended Market Index Fund - Institutional Plus Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions Vanguard Extended Market Index Fund Vanguard Extended Market Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Extended Market Index Fund Vanguard Extended Market Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Spliced Dow Jones U.S. Completion Total Stock Market Index Vanguard Extended Market Index Fund Vanguard Extended Market Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Spliced Extended Market Index Vanguard Extended Market Index Fund Vanguard Extended Market Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Standard & Poor's Completion Index Vanguard Extended Market Index Fund Vanguard Extended Market Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Standard & Poor's Completion Index Vanguard Extended Market Index Fund Vanguard Extended Market Index Fund - Institutional Plus Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.56%	7.60%	7.12%	4.45%	7.63%	7.50%	7.50%	7.50%
Five Years	16.77%		16.42%	13.53%	16.74%	16.66%	16.66%
Ten Years	9.27%		8.95%	7.54%	9.34%	9.12%	none
Since Inception		13.47%						13.34%